Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill.
Goodwill

12.Goodwill

Changes in the carrying amount of goodwill by the reporting units as of December 31, 2022 and 2023 were as follows:

	Meituan		Eleme on-			Ride-hailing
	on-demand	Bike-sharing	demand	B&B	Housekeeping	solution
	delivery	maintenance	delivery	solution	solution	services	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2021	11,194	4,882	9,819	4,613	36,245	—	66,753
Acquisitions (note 5)						3,610	3,610
Impairment	—	(4,882)	—	—	—	—	(4,882)
Balance as of December 31, 2022	11,194	—	9,819	4,613	36,245	3,610	65,481
Acquisitions	—	—	—	—	—	—	—
Balance as of December 31, 2023	11,194	—	9,819	4,613	36,245	3,610	65,481
Balance as of December 31, 2023, in US$	1,577	—	1,383	650	5,105	508	9,223

In December 2022, the Company completed its annual goodwill impairment analysis, which indicated the carrying value of the Bike-sharing maintenance reporting unit exceeded its fair value due to slower than anticipated business integration. As a result, the Company recognized a charge of RMB4,882.

In December 2023, the Company completed its annual goodwill impairment analysis, and no impairment charges were recorded.